Risk management (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (86,965)
Interest Rate Reais [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(3,507,350)
Interest Rate Reais [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (7,035,646)
T R And Long Term Interest Rate T J L P [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to TR and TJLP Coupon Variation
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (36,810)
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(1,312,615)
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (2,353,906)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (19,327)
Inflation [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(328,089)
Inflation [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (617,049)
Coupon U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon U S Dollar [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (6,453)
Coupon U S Dollar [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(225,401)
Coupon U S Dollar [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (415,722)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (567)
Coupon Other Currencies [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(6,601)
Coupon Other Currencies [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (13,150)
Interest Rate Markets International [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market
Interest Rate Markets International [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (37,222)
Interest Rate Markets International [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(663,043)
Interest Rate Markets International [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (1,404,832)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ 893
Foreign Currency [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	22,318
Foreign Currency [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	44,637
Portfolio Banking Total [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(186,451)
Portfolio Banking Total [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(6,020,781)
Portfolio Banking Total [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (11,795,668)